Non-current bank credit lines and loan facilities - Schedule of Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 55,150
2023	55,150
2024	55,150
2025	55,150
2026 and thereafter	5,280,613
Total long-term debt, net	$ 5,501,213